INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME AND SOCIAL CONTRIBUTION TAXES
8. INCOME AND SOCIAL CONTRIBUTION TAXES
8.a. Accounting policy
8.a.1. Current taxes
Current tax assets and liabilities are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.
Current income and social contribution taxes, related to items directly recognized in equity, are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.
8.a.2. Deferred taxes
Deferred tax is generated by temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts.
Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes and does not give rise to equally taxable and deductible temporary differences; or (ii) on deductible temporary differences related to investments in subsidiaries that deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date and does not give rise to equally taxable and deductible temporary differences; or (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.
Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.
Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.
The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.
Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.
8.a.3. New calculation rule ("Pillar II") - OECD
On December 27, 2024 Law 15,079/24 was enacted, establishing the additional Social Contribution on Net Income (“CSLL”) in the process of adapting Brazilian legislation to the Global Rules Against Base Erosion, OECD model (“Pillar II”). Under this law, whenever the Company, adopting the calculation criteria provided for therein, determines an effective combined rate of Income Tax and Social Contribution on Net Income of less than 15%, it must make an additional payment until reaching this minimum percentage. This rule is effective as of January 2025 and, if an additional payment is necessary, the amount will be collected in the following year. The Company does not expect a significant impact from this rule on its collections, as it already meets the established limits.
8.b. Critical estimates and judgments
There are uncertainties regarding the interpretation of complex tax regulations and the amount and timing of future taxable profits. The Company and its subsidiaries set up provision, based on estimates, for possible consequences of different interpretation by the tax authorities. The amount of this provision is based on various factors, such as previous tax audit experience and different interpretations of tax regulations by the taxable entity and by the relevant tax authority. Such differences in interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective domicile of the Company or those of its subsidiaries.
The Company and its subsidiaries evaluate the recoverability of deferred tax assets based on estimates of future profits. This recoverability ultimately depends on the ability to generate taxable profits over the period in which the deferred tax asset is deductible. The analysis considers the reversal period of deferred tax liabilities, as well as estimates of taxable profits, based on updated internal projections reflecting the latest trends.
Determining the proper classification of the tax items depends on several factors, including an estimate of the period and the realization of the deferred tax asset and the expected date of payments of these taxes. The actual flow of receipt and payment of income tax could differ from estimates made by the Company and its subsidiaries, as a result of changes in tax laws or of unexpected future transactions that may have an impact on tax balances.
8.c. Income and social contribution taxes recoverable

	12.31.2024	12.31.2023
Income taxes recoverable	711,237	649,400
Social contribution taxes recoverable	141,457	103,193
Total	852,694	752,593
8.d. Income and social contribution taxes payable

	12.31.2024	12.31.2023
Income taxes payable	170,125	149,763
Social contribution taxes payable	55,128	50,907
Total	225,253	200,670

Current	9,898	3,515
Non-current	215,355	197,155
The amounts on December 31, 2024 and 2023, include R$216,497 and R$198,205, respectively, referring to taxes covered by IFRIC 23 (Note 8.g.).
8.e. Deferred taxes
8.e.1. Breakdown and changes
Below, we present the composition and movement of the main components of deferred income tax (“IR”) and social contribution (“CS”).

	Balance on 12.31.2022	Income statement	Comprehensive income	Balance on 12.31.2023	Income statement	Comprehensive income	IPNET Business Combination (Note 1.c.6)	Balance on 12.31.2024
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses(1)	2,366,710	(268,979)	—	2,097,731	(376,950)	—	—	1,720,781
Income and social contribution taxes on temporary differences(2)	(5,819,338)	400,539	79,573	(5,339,226)	(77,430)	(149,400)	(12,187)	(5,578,243)
Provision for legal, labor, tax civil and regulatory contingencies	2,455,389	(65,121)	—	2,390,268	(321,522)	—	19,604	2,088,350
Trade accounts payable and other provision	1,505,360	390,283	—	1,895,643	465,563	—	—	2,361,206
Customer portfolio and trademarks	(210,441)	32,283	—	(178,158)	33,959	—	—	(144,199)
Estimated losses on impairment of accounts receivable	666,399	(44,353)	—	622,046	(623)	—	(1,542)	619,881
Estimated losses from modems and other P&E items	181,821	(71,836)	—	109,985	4,794	—	—	114,779
Pension plans and other post-employment benefits	258,308	26,798	79,229	364,335	30,067	(149,103)	—	245,299
Profit sharing	189,748	33,672	—	223,420	(13,590)	—	—	209,830
Licenses	(2,453,258)	86,856	—	(2,366,402)	157,762	—	—	(2,208,640)
Goodwill from incorporated companies (Spanish and Navytree, Vivo Part., GVTPart., Garliava and Vita IT)	(7,240,590)	(203,217)	—	(7,443,807)	(234,417)	—	—	(7,678,224)
Property and equipment of small value	(1,029,338)	(161,340)	—	(1,190,678)	(56,360)	—	—	(1,247,038)
Technological Innovation Law	(9,774)	2,616	—	(7,158)	1,440	—	—	(5,718)
On other temporary differences	(132,962)	373,898	344	241,280	(144,503)	(297)	(30,249)	66,231
Total deferred tax (Liabilities), non-current	(3,452,628)	131,560	79,573	(3,241,495)	(454,380)	(149,400)	(12,187)	(3,857,462)

Deferred tax assets	8,674,222			9,177,084				8,947,536
Deferred tax liabilities	(12,126,850)			(12,418,579)				(12,804,998)
Deferred tax liabilities, net	(3,452,628)			(3,241,495)				(3,857,462)

Represented in the balance sheet as follows:
Deferred tax assets of subsidiaries	379,093			177,245				158,215
Deferred tax (Liabilities)	(3,831,721)			(3,418,740)				(4,015,677)

(1)Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.
(2)Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.
8.e.2. Unrecognized tax credits
On December 31, 2024 and 2023, there were unrecognized deferred tax assets for to income tax and social contribution carryforward losses of the Company's subsidiaries (POP, Recicla V, TGLog, CloudCo, and Vivo Pay), of R$12,602 and R$24,199 on December 31, 2024 and 2023, respectively, as offset against future taxable profits is not assured.
8.e.3. Expected realization
Below, we present the expected periods for the realization of net deferred taxes, based on projections that may change in the future.

Year
2025	3,001,336
2026	785,851
2027	747,577
2028	118,077
2029	(153,879)
2030 onwards	(8,356,424)
Total	(3,857,462)
8.f. Reconciliation of income tax and social contribution expense
The Company and its subsidiaries recognize income and social contribution taxes on an accrual basis, and pay taxes based on estimates, recorded in a tax auxiliary ledger. Taxes calculated on profits at the balance sheet date are recorded in liabilities or assets, as applicable.
The statutory tax rate is 34% (income tax of 25% and social contribution tax of 9%) for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
Income before taxes	6,763,809	5,573,916	4,831,591
Income and social contribution tax expenses, at the tax rate of 34%	(2,299,695)	(1,895,131)	(1,642,741)
Permanent differences
Tax benefit related to interest on equity allocated	1,055,700	881,202	705,500
IR and CS on interest SELIC update of undue debts	—	89,254	277,424
Non-deductible expenses, gifts, incentives	(128,670)	(95,677)	(84,844)
Exploration profit	85,369	90,258	76,174
Equity pickup	(1,479)	(4,623)	(8,072)
Unclaimed interest on equity	(19,182)	(19,253)	(56,933)
Deferred taxes on tax losses, negative basis and temporary differences recognized in subsidiaries	—	84,274	—
Other (additions) exclusions, net(1)	101,480	335,757	(40,197)
Tax debits	(1,206,477)	(533,939)	(773,689)

Effective rate	17.8%	9.6%	16.0%
Current income and social contribution taxes	(752,097)	(665,499)	(1,126,498)
Deferred income and social contribution taxes	(454,380)	131,560	352,809

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(1)In 2023, it includes R$320,700 related to deductible temporary differences arising from the acquisition of Garliava whose corresponding deferred income tax asset was not recognized upon acquisition and realized during the year 2023.
8.g. Uncertainties about Income tax treatments
The Company and its subsidiaries are contesting several assessments filed by the Brazilian Federal Tax Authority (“RFB“) for allegedly incorrect deductions of expenses, mainly related to the amortization of goodwill, at various administrative and judicial levels, of R$36,939,312 and R$30,577,416 on December 31, 2024 and 2023, respectively. The amount as of March 31, 2024, includes R$4,018,445, relating to a new similar infraction notice against the Company by the RFB on April 24, 2024. Management, supported by the position of its legal advisors, believes that a large part of these deductions will likely be accepted once examined by the higher courts of last resort (acceptance probability greater than 50%). These amounts are monetarily updated using SELIC.
When the Company and its subsidiaries believe that the probability of loss is greater than 50%, a non-current tax and social contribution liability is recognized. The amount recognized was R$216,497 and R$198,205 on December 31, 2024 and 2023, respectively. These claims involve compensation for overpayment of income tax and social contribution not approved by the RFB.